Capital resources	12 Months Ended
Dec. 31, 2024
Capital resources
Capital resources

24 Capital resources

NatWest Group’s regulatory capital is assessed against minimum requirements that are set out under the UK Capital Requirements Regulation to determine the strength of its capital base. This note shows a reconciliation of shareholders’ equity to regulatory capital.

	2024	2023
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	39,350	37,157
Other equity instruments	(5,280)	(3,890)
	34,070	33,267
Regulatory adjustments and deductions
Own credit	28	(10)
Defined benefit pension fund adjustment	(147)	(143)
Cash flow hedging reserve	1,443	1,899
Deferred tax assets	(1,084)	(979)
Prudential valuation adjustments	(230)	(279)
Goodwill and other intangible assets	(7,544)	(7,614)
Expected loss less impairment	(27)	—
Foreseeable ordinary dividends	(1,249)	(1,013)
Adjustment for trust assets (1)	(365)	(365)
Foreseeable charges	—	(525)
Adjustment under IFRS 9 transitional arrangements	33	202
	(9,142)	(8,827)
CET1 capital	24,928	24,440
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	5,259	3,875
AT1 capital	5,259	3,875
Tier 1 capital	30,187	28,315
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,918	5,189
Other regulatory adjustments	—	128
Tier 2 capital	5,918	5,317
Total regulatory capital	36,105	33,632

(1)Prudent deduction in respect of agreement with the pension fund to establish legal structure to remove dividend linked contribution. Refer Notes 5 and 32.

It is NatWest Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, NatWest Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are weighted to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. NatWest Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within NatWest Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of NatWest Group to lend money to other members of NatWest Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.